OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaMark Large Cap Growth Fund Schedule of Investments November 30, 2015 (Unaudited)

Common Stocks - 97.8%	Shares	Value
Consumer Discretionary - 10.1%
Hotels, Restaurants & Leisure - 3.2%
Starwood Hotels & Resorts Worldwide, Inc.	10,661	$765,886

Specialty Retail - 6.9%
Ross Stores, Inc.	16,206	842,874
Zumiez, Inc. *	54,300	819,387
		1,662,261
Consumer Staples - 7.9%
Food & Staples Retailing - 2.4%
Whole Foods Market, Inc.	19,934	581,076

Food Products - 3.0%
Tyson Foods, Inc. - Class A	14,143	707,150

Personal Products - 2.5%
Estée Lauder Cos., Inc. (The) - Class A	7,224	607,683

Energy - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
Continental Resources, Inc. *	25,563	927,937
EOG Resources, Inc.	9,093	758,629
Tesoro Corp.	7,301	840,856
		2,527,422
Financials - 13.8%
Banks - 7.4%
Fifth Third Bancorp	42,500	878,475
FirstMerit Corp.	44,500	900,235
		1,778,710
Consumer Finance - 3.3%
American Express Co.	11,070	793,055

Diversified Financial Services - 3.1%
Intercontinental Exchange, Inc.	2,871	746,001

Health Care - 15.3%
Biotechnology - 3.8%
Amgen, Inc.	5,687	916,176

Pharmaceuticals - 11.5%
Jazz Pharmaceuticals plc *	6,068	889,508

AlphaMark Large Cap Growth Fund Schedule of Investments (Continued)

Common Stocks - 97.8% (Continued)	Shares	Value
Health Care - 15.3% (Continued)
Pharmaceuticals - 11.5% (Continued)
Mylan N.V. *	18,238	$935,609
Novo Nordisk A/S - ADR	16,598	912,392
		2,737,509
Industrials - 11.8%
Airlines - 2.9%
Delta Air Lines, Inc.	15,024	698,015

Commercial Services & Supplies - 2.6%
Waste Management, Inc.	11,500	618,355

Electrical Equipment - 2.7%
Rockwell Automation, Inc.	6,078	646,942

Machinery - 3.6%
Flowserve Corp.	18,840	871,162

Information Technology - 16.6%
Electronic Equipment, Instruments & Components - 5.1%
Amphenol Corp. - Class A	10,192	561,069
IPG Photonics Corp. *	7,309	666,508
		1,227,577
Internet Software & Services - 2.3%
Akamai Technologies, Inc. *	9,329	537,444

Semiconductors & Semiconductor Equipment - 2.4%
Avago Technologies Ltd.	4,484	584,938

Software - 2.3%
Cadence Design Systems, Inc. *	24,228	540,284

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	5,152	609,482
EMC Corp.	18,791	476,164
		1,085,646
Materials - 4.1%
Chemicals - 4.1%
Celanese Corp. - Series A	7,040	498,080
Eastman Chemical Co.	6,508	472,806
		970,886

AlphaMark Large Cap Growth Fund Schedule of Investments (Continued)

Common Stocks - 97.8% (Continued)	Shares	Value
Telecommunication Services - 7.6%
Diversified Telecommunication Services - 7.6%
CenturyLink, Inc.	24,650	$663,824
Verizon Communications, Inc.	11,904	541,037
Vonage Holdings Corp. *	96,486	622,335
		1,827,196

Total Common Stocks (Cost $19,332,416)		$23,431,374

Money Market Funds - 2.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (a)	355,738	$355,738
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.17% (a)	117,637	117,637
Total Money Market Funds (Cost $473,375)		$473,375

Total Investments at Value - 99.8% (Cost $19,805,791)		$23,904,749

Other Assets in Excess of Liabilities - 0.2%		44,503

Total Net Assets - 100.0%		$23,949,252

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments by security type, as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,431,374	$-	$-	$23,431,374
Money Market Funds	473,375	-	-	473,375
Total	$23,904,749	$-	$-	$23,904,749

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any transfers into and out of any Level as of November 30, 2015. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

Tax cost of portfolio investments	$19,805,791

Gross unrealized appreciation	$4,871,763
Gross unrealized depreciation	(772,805)

Net unrealized appreciation	$4,098,958

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 22, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 22, 2016

*	Print the name and title of each signing officer under his or her signature.